Income Tax - Principal components of deferred tax and movement of valuation allowance (Details ) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued salary expenses				$ 34,511,086	$ 28,416,464
Bad debt provision				15,286,130	11,378,650
Net operating loss carry forwards				46,558,510	37,530,099
Advertising expenses temporarily non-deductible				15,545,412	21,707,365
Other				495,940	463,286
Gross deferred tax assets				112,397,078	99,495,864
Valuation allowance	$ (13,336,847)	$ (11,237,880)	$ (7,324,717)	(38,483,925)	(13,336,847)
Total deferred tax assets				73,913,153	86,159,017
Analysis as:
Current				61,734,685	64,804,392
Non-current				12,178,468	21,354,625
Deferred tax liabilities:
Amortization of intangible and other assets				26,301,048	28,203,218
Total deferred tax liabilities				26,301,048	28,203,218
Analysis as:
Non-current				$ 26,301,048	$ 28,203,218
Movement of the valuation allowance
Balance at the beginning of the period	13,336,847	11,237,880	7,324,717
Additions	27,539,836	2,646,753	3,631,241
Write off	(830,213)	(302,750)
Changes due to foreign exchange	(1,562,545)	(245,036)	281,922
Balance at the end of the period	$ 38,483,925	$ 13,336,847	$ 11,237,880